UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
      This Amendment (Check only one.): [   ] is a restatement.
                                        [   ] adds new holding
                                              entries.

Institutional Investment Manager Filing this Report:

Name:     Nakoma Capital Management, LLC
Address:  8040 Excelsior Drive   Suite 401
          Madison, WI  53717

Form 13F File No:   28-12855

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Robyn K. Rannow
Title:         Managing Director/CCO
Phone:         608-831-8814

/s/ Robyn K. Rannow       Madison, WI     May 12, 2010
---------------------   ---------------  --------------
     (Signature)          (City/State)       (Date)


Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              42

Form 13F Information Table Value Total:      $  121,207
                                           (in thousands)

List of Other Included Managers:  None

                                                     FORM 13F INFORMATION TABLE

                                                   Nakoma Capital Management, LLC
                                                          March 31, 2010

                                                                                                              Voting Authority
                                                                                                              ----------------
                                                                  Value   Shares or Sh/ Put/ Investment Other
            Name of Issuer              Title of Class CUSIP     (x$1000)  Prn Amt  Prn Call Discretion Mgrs   Sole   Shrd None
-------------------------------------   -------------- --------- -------- --------- --- ---- ---------- ----- ------- ---- ----
AllianceBernstein Holding L.P.          UNIT LTD PARTN 01881G106      307    10,000 SH  N/A     Sole    N/A    10,000 N/A  N/A
Albemarle Corp.                         COM            012653101    4,186    98,200 SH  N/A     Sole    N/A    98,200 N/A  N/A
Affiliated Managers Group Inc.          COM            008252108      593     7,500 SH  N/A     Sole    N/A     7,500 N/A  N/A
Bucyrus International Inc.  (Cl A)      COM            118759109    2,963    44,900 SH  N/A     Sole    N/A    44,900 N/A  N/A
Chico's FAS Inc.                        COM            168615102    4,012   278,200 SH  N/A     Sole    N/A   278,200 N/A  N/A
Capital One Financial Corp.             COM            14040H105    5,098   123,100 SH  N/A     Sole    N/A   123,100 N/A  N/A
Costco Wholesale Corp.                  COM            22160K105      657    11,000 SH  N/A     Sole    N/A    11,000 N/A  N/A
Cisco Systems Inc.                      COM            17275R102      474    18,200 SH  N/A     Sole    N/A    18,200 N/A  N/A
CVS Caremark Corporation                COM            126650100    5,181   141,720 SH  N/A     Sole    N/A   141,720 N/A  N/A
Disney Walt Co.                         COM DISNEY     254687106      374    10,700 SH  N/A     Sole    N/A    10,700 N/A  N/A
Entertainment Properties Trust          COM SH BEN INT 29380T105      193     4,700 SH  N/A     Sole    N/A     4,700 N/A  N/A
EQT Corporation                         COM            26884L109    3,985    97,200 SH  N/A     Sole    N/A    97,200 N/A  N/A
F5 Networks Inc.                        COM            315616102    4,413    71,600 SH  N/A     Sole    N/A    71,600 N/A  N/A
Gilead Sciences Inc.                    COM            375558103    4,270    93,900 SH  N/A     Sole    N/A    93,900 N/A  N/A
Corning Inc.                            COM            219350105    4,735   234,300 SH  N/A     Sole    N/A   234,300 N/A  N/A
Harris Corp.                            COM            413875105    4,526    95,300 SH  N/A     Sole    N/A    95,300 N/A  N/A
International Business Machs Corp.      COM            459200101      680     5,300 SH  N/A     Sole    N/A     5,300 N/A  N/A
Johnson & Johnson                       COM            478160104      391     6,000 SH  N/A     Sole    N/A     6,000 N/A  N/A
Nordstrom Inc.                          COM            655664100      233     5,700 SH  N/A     Sole    N/A     5,700 N/A  N/A
Kinder Morgan Energy Partners           UT LTD PARTNER 494550106      196     3,000 SH  N/A     Sole    N/A     3,000 N/A  N/A
Kohl's Corp.                            COM            500255104    5,582   101,900 SH  N/A     Sole    N/A   101,900 N/A  N/A
LHC Group Inc.                          COM            50187A107    2,485    74,100 SH  N/A     Sole    N/A    74,100 N/A  N/A
Southwest Airlines Co.                  COM            844741108      238    18,000 SH  N/A     Sole    N/A    18,000 N/A  N/A
McDonald's Corp.                        COM            580135101      234     3,500 SH  N/A     Sole    N/A     3,500 N/A  N/A
Magellan Health Services Inc.           COM NEW        559079207    4,491   103,300 SH  N/A     Sole    N/A   103,300 N/A  N/A
Microsoft Corp.                         COM            594918104    6,399   218,500 SH  N/A     Sole    N/A   218,500 N/A  N/A
Newmont Mining Corp.                    COM            651639106    4,018    78,900 SH  N/A     Sole    N/A    78,900 N/A  N/A
News Corp. (Cl B)                       CL B           65248E203    4,195   246,600 SH  N/A     Sole    N/A   246,600 N/A  N/A
Oracle Corp.                            COM            68389X105      656    25,500 SH  N/A     Sole    N/A    25,500 N/A  N/A
O'Reilly Automotive Inc.                COM            686091109    4,976   119,300 SH  N/A     Sole    N/A   119,300 N/A  N/A
Children's Place Retail Stores Inc.     COM            168905107    3,368    75,600 SH  N/A     Sole    N/A    75,600 N/A  N/A
Qwest Communications International Inc. COM            749121109    4,453   853,000 SH  N/A     Sole    N/A   853,000 N/A  N/A
QLogic Corp.                            COM            747277101    3,573   176,000 SH  N/A     Sole    N/A   176,000 N/A  N/A
Range Resources Corp.                   COM            75281A109    2,704    57,700 SH  N/A     Sole    N/A    57,700 N/A  N/A
RadioShack Corp.                        COM            750438103    5,612   248,000 SH  N/A     Sole    N/A   248,000 N/A  N/A
Schlumberger Ltd.                       COM            806857108      603     9,500 SH  N/A     Sole    N/A     9,500 N/A  N/A
Sovran Self Storage Inc.                COM            84610H108      157     4,500 SH  N/A     Sole    N/A     4,500 N/A  N/A
Thermo Fisher Scientific Inc.           COM            883556102    4,884    94,940 SH  N/A     Sole    N/A    94,940 N/A  N/A
Union Pacific Corp.                     COM            907818108      293     4,000 SH  N/A     Sole    N/A     4,000 N/A  N/A
Veeco Instruments Inc.                  COM            922417100    5,148   118,400 SH  N/A     Sole    N/A   118,400 N/A  N/A
Werner Enterprises Inc.                 COM            950755108    3,522   152,000 SH  N/A     Sole    N/A   152,000 N/A  N/A
Wal-Mart Stores Inc.                    COM            931142103    6,149   110,600 SH  N/A     Sole    N/A   110,600 N/A  N/A
REPORT SUMMARY                          42                        121,207